FAIR VALUE MEASUREMENTS - additional details (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Assets, transfer from Level 1 to Level 2	$ 0	$ 0
Assets, transfer from Level 2 to Level 1	0	0
Assets, transfer into / out of Level 3	0	0
Liabilities, transfer from Level 1 to Level 2	0	0
Liabilities, transfer from Level 2 to Level 1	0	0
Liabilities, transfer into / out of Level 3	$ 0	$ 0